Defined benefit plans (Detail 4.2) - USD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure Of Details Of Net Defined Benefit Liability Asset [Line Items]
of which: net defined benefit asset	$ (983)	$ (911)
of which: net defined benefit liability	615	691
Swiss defined benefit plans
Disclosure Of Details Of Net Defined Benefit Liability Asset [Line Items]
of which: amounts owed to active members	16,742	16,758
of which: amounts owed to retirees	$ 11,922	$ 13,219